UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riazzi Asset Management, LLC
Address:  2331 Far Hills Avenue, Suite 200
          Oakwood, OH 45419

Form 13F File Number:  028-13326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Riazzi
Title:    Chief Executive Office
Phone:    937-643-1000

Signature, Place, and Date of Signing:

     /s/ John Riazzi                Oakwood, OH               July 8, 2010
     ---------------------          -------------            -----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           91

Form 13F Information Table Value Total:  $   228,400
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                    FORM 13F
                               As of: 6/30/2010

Name of Reporting Manager:   Riazzi Asset Manangement

          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------  --------------    ---------  -------- --------------------- ---------- --------  -------------------
                                                                                                                  VOTING AUTHORITY
                                                             VALUE    SHRS OR   SH/  PUT/  INVESTMENT  OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION MANAGERS  SOLE    SHARED  OTH
-----------------------------  --------------    ---------  -------- ---------  ---  ----  ---------- --------  ----    ------  ---
ALLIANCE BERNSTEIN             Common Stocks     01881G106      541     20,940             SOLE                    20,940
ALTRIA GROUP                   Common Stocks     02209S103      523     26,096             SOLE                    26,096
ANNALY CAPITAL MANAGEMENT INC  Common Stocks     035710409      253     14,738             SOLE                    14,738
BANK OF AMERICA                Common Stocks     060505104      816     56,782             SOLE                    56,782
BP PLC  SPONS ADR              Common Stocks     055622104      727     25,188             SOLE                    25,188
BRISTOL MYERS SQUIBB           Common Stocks     110122108    2,110     84,616             SOLE                    84,616
CINCINNATI FINANCIAL           Common Stocks     172062101      393     15,200             SOLE                    15,200
CITIGROUP INC                  Common Stocks     172967101      637    169,542             SOLE                   169,542
COLGATE PALMOLIVE              Common Stocks     194162103      882     11,193             SOLE                    11,193
ENERGY TRANSFER PARTNERS       Common Stocks     29273R109      574     12,365             SOLE                    12,365
EXXON MOBIL CORP               Common Stocks     30231G102      836     14,654             SOLE                    14,654
GOLDMAN SACHS GROUP INC        Common Stocks     38141G104    1,003      7,639             SOLE                     7,639
JEFFERIES GROUP                Common Stocks     472319102      597     28,306             SOLE                    28,306
KRAFT FOODS                    Common Stocks     50075N104      264      9,445             SOLE                     9,445
KROGER CO                      Common Stocks     501044101      515     26,153             SOLE                    26,153
LABORATORY CORP                Common Stocks     50540R409      205      2,725             SOLE                     2,725
LLOYDS TSB GROUP PLC ADR       Common Stocks     539439109      282     89,097             SOLE                    89,097
MARATHON OIL CORP              Common Stocks     565849106      867     27,900             SOLE                    27,900
MERCK & CO INC - NEW           Common Stocks     58933Y105    1,050     30,028             SOLE                    30,028
MICROSOFT CORP                 Common Stocks     594918104    2,281     99,124             SOLE                    99,124
NESTLE                         Common Stocks     641069406      223      4,600             SOLE                     4,600
PFIZER INC                     Common Stocks     717081103      451     31,618             SOLE                    31,618
PHILIP MORRIS INTERNATIONAL    Common Stocks     718172109    1,351     29,471             SOLE                    29,471
RAYMOND JAMES FIN              Common Stocks     754730109      679     27,504             SOLE                    27,504
SCHLUMBERGER                   Common Stocks     806857108      774     13,983             SOLE                    13,983
SCHWAB CHARLES CORP            Common Stocks     808513105      265     18,715             SOLE                    18,715
SEASPAN CORP                   Common Stocks     Y75638109      106     10,556             SOLE                    10,556
TEEKAY TANKERS                 Common Stocks     Y8565N102      166     14,940             SOLE                    14,940
TRANSOCEAN INC NEW             Common Stocks     H8817H100      369      7,965             SOLE                     7,965
UNITED PARCEL SERVICE B        Common Stocks     911312106      348      6,126             SOLE                     6,126
VODAFONE GROUP                 Common Stocks     92857W209    1,429     69,149             SOLE                    69,149
WALT DISNEY CO                 Common Stocks     254687106      539     17,115             SOLE                    17,115
AEGEAN MARINE PETROLEUM NETW   Common Stocks     Y0017S102    7,193    359,997             SOLE                   359,997
ALLETE INC.                    Common Stocks     018522300      288      8,425             SOLE                     8,425
AMERICAN SAFETY INSURANCE      Common Stocks     G02995101    1,399     88,989             SOLE                    88,989
ANNALY CAPITAL MANAGEMENT INC  Common Stocks     035710409    3,094    180,408             SOLE                   180,408
APACHE CORP                    Common Stocks     037411105      603      7,159             SOLE                     7,159
APOLLO GROUP A                 Common Stocks     037604105      363      8,557             SOLE                     8,557
BARD C R                       Common Stocks     067383109      541      6,978             SOLE                     6,978
BENEFICIAL MUTU                Common Stocks     08173R104    3,782    382,779             SOLE                   382,779
CAPSTEAD MORTGAGE CORP         Common Stocks     14067E506    1,261    113,970             SOLE                   113,970
CHICOPEE BANCORP INC           Common Stocks     168565109    1,411    120,455             SOLE                   120,455
CMS ENERGY                     Common Stocks     125896100    6,333    432,282             SOLE                   432,282
COGENT INC.                    Common Stocks     19239Y108    4,682    519,687             SOLE                   519,687
CONSOL ENERGY INC              Common Stocks     20854P109      369     10,938             SOLE                    10,938
DEAN FOODS                     Common Stocks     242370104    4,378    434,805             SOLE                   434,805
DIAMOND HILL INVESTMENT GROUP  Common Stocks     25264R207    1,666     29,395             SOLE                    29,395
DOLLAR TREE STO                Common Stocks     256746108    5,742    137,935             SOLE                   137,935
ENSCO PLC                      Common Stocks     29358Q109      546     13,894             SOLE                    13,894
EXELON CORPORATION             Common Stocks     30161N101      548     14,434             SOLE                    14,434
EZCORP INC                     Common Stocks     302301106    9,405    506,983             SOLE                   506,983
FIDLTY NATL FIN                Common Stocks     31620R105    4,158    320,111             SOLE                   320,111
FIRST CASH FINANCIAL SVCS      Common Stocks     31942D107    6,611    303,275             SOLE                   303,275
FISERV INC                     Common Stocks     337738108    3,473     76,066             SOLE                    76,066
FRONTIER COMMUNICATIONS        Common Stocks     35906A108    4,113    578,460             SOLE                   578,460
FTI CONSULTING INC             Common Stocks     302941109    8,888    203,906             SOLE                   203,906
GENCO SHIPPING & TRADING       Common Stocks     Y2685T107      269     17,950             SOLE                    17,950
GLOBAL IND                     Common Stocks     379336100      655    145,781             SOLE                   145,781
GYMBOREE CORP                  Common Stocks     403777105    4,092     95,811             SOLE                    95,811
HANESBRANDS INC                Common Stocks     410345102    7,431    308,862             SOLE                   308,862
HCC INSURANCE                  Common Stocks     404132102    6,708    270,907             SOLE                   270,907
HELIX ENERGY SOLUTIONS GROUP   Common Stocks     42330P107    3,698    343,339             SOLE                   343,339
ICON PLC                       Common Stocks     45103T107    1,839     63,640             SOLE                    63,640
ISHARES RUSSELL 2000 VALUE     Common Stocks     464287630    1,621     28,425             SOLE                    28,425
JARDEN CORP                    Common Stocks     471109108    5,146    191,526             SOLE                   191,526
JOHN WILEY & SONS INC          Common Stocks     968223206    4,578    118,395             SOLE                   118,395
KBR INC                        Common Stocks     48242W106    3,436    168,927             SOLE                   168,927
LENDER PROCESSING              Common Stocks     52602E102    6,129    195,761             SOLE                   195,761
LTC PROPERTIES                 Common Stocks     502175102    7,781    320,602             SOLE                   320,602
McDERMOTT INTL                 Common Stocks     580037109    6,296    290,664             SOLE                   290,664
MERCK & CO INC - NEW           Common Stocks     58933Y105      759     21,715             SOLE                    21,715
MICROSOFT CORP                 Common Stocks     594918104      417     18,130             SOLE                    18,130
NAVIGANT CONSULTING CO         Common Stocks     63935N107    3,400    327,561             SOLE                   327,561
NAVIOS MARITIME                Common Stocks     Y62196103    3,462    741,408             SOLE                   741,408
OMEGA HEALTHCARE REIT          Common Stocks     681936100    9,430    473,152             SOLE                   473,152
PARTNERRE LTD                  Common Stocks     G6852T105    3,740     53,328             SOLE                    53,328
PETROHAWK ENERGY CORP          Common Stocks     716495106    2,508    147,775             SOLE                   147,775
PIONEER NATURAL RESOURCES CO   Common Stocks     723787107      542      9,118             SOLE                     9,118
RENT-A-CENTER                  Common Stocks     76009N100    3,562    175,805             SOLE                   175,805
REPUBLIC SVCS INC              Common Stocks     760759100    4,664    156,877             SOLE                   156,877
SUPERIOR ENERGY                Common Stocks     868157108    4,423    236,900             SOLE                   236,900
SWIFT ENERGY                   Common Stocks     870738101    5,060    188,019             SOLE                   188,019
THERMO FISHER SCIENTIFIC INC   Common Stocks     883556102    1,064     21,688             SOLE                    21,688
UIL HOLDINGS CORP              Common Stocks     902748102    3,897    155,708             SOLE                   155,708
VANTAGE DRILLING               Common Stocks     G93205113    1,483  1,098,854             SOLE                 1,098,854
VERISIGN INC                   Common Stocks     92343E102    6,191    233,185             SOLE                   233,185
WARNER CHILCOTT                Common Stocks     G94368100    3,923    171,681             SOLE                   171,681
WESTFIELD FINANCIAL INC        Common Stocks     96008P104    1,341    160,974             SOLE                   160,974
WINDSTREAM CORP                Common Stocks     97381W104      753     71,349             SOLE                    71,349
WISCONSIN ENRGY                Common Stocks     976657106      436      8,600             SOLE                     8,600
WRIGHT EXPRESS CORP            Common Stocks     98233Q105    4,759    160,225             SOLE                   160,225